Shareholder Report	3 Months Ended	6 Months Ended
	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSRS
Amendment Flag		false
Registrant Name		Advisors' Inner Circle Fund III
Entity Central Index Key		0001593547
Entity Investment Company Type		N-1A
Document Period End Date		Jun. 30, 2024
C000248869
Shareholder Report [Line Items]
Fund Name	Strategas Macro Momentum ETF
Trading Symbol	SAMM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Strategas Macro Momentum ETF (the "Fund") for the period from April 3, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	(855) 273-7227
Additional Information Website	https://strategasetfs.com/samm
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategas Macro Momentum ETF	$16	0.65%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.65%
AssetsNet	$ 9,456,175	$ 9,456,175
Holdings Count | Holding	36	36
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$9,456,175	36	$0	36%

Holdings [Text Block]

Sector WeightingsFootnote Reference* as of June 30, 2024

Value	Value
Registered Investment Company	2.1%
Consumer Staples	2.5%
Utilities	2.9%
Materials	4.7%
Consumer Discretionary	9.6%
Communication Services	9.7%
Health Care	10.1%
Financials	11.3%
Energy	12.6%
Industrials	14.0%
Information Technology	17.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings as of June 30, 2024

Holding Name	Percentage of Total Net Assets
Intuitive Surgical	4.1%
Trade Desk, Class A	3.9%
Goldman Sachs Group	3.8%
Vertex Pharmaceuticals	3.8%
KLA	3.7%
Alphabet, Class A	3.5%
Antero Resources	3.4%
Carrier Global	3.2%
Applied Materials	3.1%
Cameco	3.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	(855) 273-7227
Updated Prospectus Web Address	https://strategasetfs.com/samm
C000233882
Shareholder Report [Line Items]
Fund Name		Strategas Macro Thematic Opportunities ETF
Trading Symbol		SAMT
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Strategas Macro Thematic Opportunities ETF (the "Fund") for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information Phone Number		(855) 273-7227
Additional Information Website		https://strategasetfs.com/samt
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategas Macro Thematic Opportunities ETF	$35	0.65%

Expenses Paid, Amount		$ 35
Expense Ratio, Percent		0.65%
AssetsNet	$ 68,867,803	$ 68,867,803
Holdings Count | Holding	33	33
Advisory Fees Paid, Amount		$ 214,097
InvestmentCompanyPortfolioTurnover		45.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$68,867,803	33	$214,097	45%

Holdings [Text Block]

Sector WeightingsFootnote Reference* as of June 30, 2024

Value	Value
Registered Investment Company	3.2%
Consumer Discretionary	3.6%
Financials	4.8%
Utilities	4.8%
Communication Services	6.4%
Consumer Staples	12.0%
Health Care	13.2%
Energy	13.7%
Information Technology	17.5%
Industrials	18.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings as of June 30, 2024

Holding Name	Percentage of Total Net Assets
Costco Wholesale	4.7%
Eli Lilly	4.2%
NVIDIA	4.0%
Meta Platforms, Class A	3.8%
Microsoft	3.7%
Cencora	3.6%
Broadcom	3.6%
Murphy USA	3.5%
General Dynamics	3.4%
Applied Materials	3.4%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number		(855) 273-7227
Updated Prospectus Web Address		https://strategasetfs.com/samt
C000233881
Shareholder Report [Line Items]
Fund Name		Strategas Global Policy Opportunities ETF
Trading Symbol		SAGP
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Strategas Global Policy Opportunities ETF (the "Fund") for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information Phone Number		(855) 273-7227
Additional Information Website		https://strategasetfs.com/sagp
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategas Global Policy Opportunities ETF	$33	0.65%

Expenses Paid, Amount		$ 33
Expense Ratio, Percent		0.65%
AssetsNet	$ 34,539,059	$ 34,539,059
Holdings Count | Holding	101	101
Advisory Fees Paid, Amount		$ 115,644
InvestmentCompanyPortfolioTurnover		31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$34,539,059	101	$115,644	31%

Holdings [Text Block]

Country WeightingsFootnote Reference* as of June 30, 2024

Value	Value
Other Countries	3.2%
Israel	1.7%
Norway	1.7%
Ireland	1.7%
Sweden	1.7%
South Korea	1.7%
Japan	3.2%
Canada	3.4%
Germany	3.4%
Denmark	5.0%
Switzerland	5.2%
United Kingdom	10.0%
United States	56.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings as of June 30, 2024

Holding Name	Percentage of Total Net Assets
Fair Isaac	2.1%
Gilead Sciences	2.0%
Axon Enterprise	2.0%
Labcorp Holdings	1.9%
Illumina	1.9%
Chipotle Mexican Grill, Class A	1.9%
Covestro	1.9%
Leidos Holdings	1.9%
A O Smith	1.9%
Eastman Chemical	1.9%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number		(855) 273-7227
Updated Prospectus Web Address		https://strategasetfs.com/sagp